Customers which Accounted for Ten Percent or More (Parenthetical) (Detail) (Customer A, Customer Concentration Risk)	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer
Customer A | Customer Concentration Risk
Revenue, Major Customer [Line Items]
Customers accounting for ten percent or more of our net sales	2	2